Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 155,663	¥ 87,071
Accumulated depreciation and amortization	(54,771)	(27,863)
Property and equipment, net	100,892	59,208		$ 14,531
Depreciation and amortization expenses	26,659	16,613	¥ 8,710
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	48,432	32,729
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,209	2,718
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,576	5,983
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	84,121	45,641
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 11,325